Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

16. Segment Information

The Company’s operations are organized by management into operating segments by line of business and geography. The Company has determined it has two reportable segments as defined in generally accepted accounting principles for segment reporting, including: (i) Retail, consisting of our automotive retail operations and (ii) PAG Investments, consisting of our investments in non-automotive retail operations. The Retail reportable segment includes all automotive dealerships and all departments relevant to the operation of the dealerships and the retail automotive joint ventures. The individual dealership operations included in the Retail reportable segment have been grouped into four geographic operating segments, which have been aggregated into one reportable segment as their operations (A) have similar economic characteristics (all are automotive dealerships having similar margins), (B) offer similar products and services (all sell new and used vehicles, service, parts and third-party finance and insurance products), (C) have similar target markets and customers (generally individuals) and (D) have similar distribution and marketing practices (all distribute products and services through dealership facilities that market to customers in similar fashions). The accounting policies of the segments are the same and are described in Note 1.

The following table summarizes revenues, floor plan interest expense, other interest expense, debt discount amortization, depreciation and amortization, equity in earnings of affiliates, and income (loss) from continuing operations before certain non-recurring items and income taxes, which is the measure by which management allocates resources to its segments and which we refer to as adjusted segment income (loss), for each of the Company’s reportable segments. Adjusted segment income excludes the items in the table below in order to enhance the comparability of segment income from period to period.

	Retail	PAG Investments	Total
Revenues
2011	$11,384,090	$—	$11,384,090
2010	10,194,596	—	10,194,596
2009	8,969,523	—	8,969,523
Floor plan interest expense
2011	$27,774	$—	$27,774
2010	33,336	—	33,336
2009	33,931	—	33,931
Other interest expense
2011	$44,619	$—	$44,619
2010	48,903	—	48,903
2009	55,085	—	55,085
Debt discount amortization
2011	$1,718	$—	$1,718
2010	8,637	—	8,637
2009	13,043	—	13,043
Depreciation
2011	$48,648	$—	$48,648
2010	46,071	—	46,071
2009	51,338	—	51,338
Equity in earnings of affiliates
2011	$2,196	$23,255	$25,451
2010	2,577	17,992	20,569
2009	2,617	11,191	13,808
Adjusted segment income
2011	$224,220	$23,255	$247,475
2010	167,519	17,992	185,511
2009	100,581	11,191	111,772

The following table reconciles total adjusted segment income to consolidated income from continuing operations before income taxes.

	Year Ended December 31,
	2011	2010	2009
Adjusted segment income	$247,475	$185,511	$111,772
Gain on debt repurchase	—	1,634	10,429

Income (loss) from continuing operations before income taxes	$247,475	$187,145	$122,201

Total assets, equity method investments, and capital expenditures by reporting segment are as set forth in the table below.

	Retail	PAG Investments	Total
Total assets
2011	$4,253,570	$248,729	$4,502,299
2010	3,833,530	236,302	4,069,832
Equity method investments
2011	$49,911	$248,729	$298,640
2010	52,104	236,302	288,406
Capital expenditures
2011	$132,779	$—	$132,779
2010	75,667	—	75,667
2009	88,840	—	88,840

The following table presents certain data by geographic area:

	Year Ended December 31,
	2011	2010	2009
Sales to external customers:
U.S.	$7,243,649	$6,407,321	$5,503,857
Foreign	4,140,441	3,787,275	3,465,666

Total sales to external customers	$11,384,090	$10,194,596	$8,969,523

Long-lived assets, net:
U.S.	$844,846	$737,882
Foreign	323,958	279,736

Total long-lived assets	$1,168,804	$1,017,618

The Company’s foreign operations are predominantly based in the U.K.